Note 6 - Allowance for Loan Losses and Credit Quality Information - Purchased Loans Acquired Through Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount	$ 400
Purchased Performing Loans [Member]
Contractual Principle Receivable	16,742	$ 18,539	$ 0
Contractual Principle Receivable, loans acquired during the period		11,772	24,215
Contractual Principle Receivable, change due to payments/refinances	(6,594)	(13,413)	(5,676)
Contractual Principle Receivable, change due to loan charge-off	(18)	(156)
Contractual Principle Receivable, transferred to foreclosed assets	(2)
Contractual Principle Receivable	10,128	16,742	18,539
Accretable Difference	(332)	(459)	0
Accretable Difference, loans acquired during the period		(211)	(793)
Accretable Difference, change due to payments/refinances	101	340	334
Accretable Difference, change due to loan charge-off	0	(2)
Accretable Difference, transferred to foreclosed assets	0
Accretable Difference	(231)	(332)	(459)
Carrying Amount	16,410	18,080	0
Carrying Amount, loans acquired during the period		11,561	23,422
Carrying Amount, change due to payments/refinances	(6,493)	(13,073)	(5,342)
Carrying Amount, change due to loan charge-off	(18)	(158)
Carrying Amount, transferred to foreclosed assets	(2)
Carrying Amount	9,897	16,410	18,080
Purchased Credit Impaired Loans [Member]
Contractual Principle Receivable	435	555	0
Contractual Principle Receivable, loans acquired during the period		329	1,134
Contractual Principle Receivable, change due to payments/refinances	(33)	(449)	(260)
Contractual Principle Receivable, change due to loan charge-off			(319)
Contractual Principle Receivable	402	435	555
Non-accretable difference	(52)	(162)	0
Non-accretable difference, loans acquired during the period		(37)	(497)
Non-accretable difference, change due to payments/refinances	13	147	48
Non-accretable difference, change due to loan charge-off			287
Non-accretable difference	(39)	(52)	(162)
Carrying Amount	383	393	0
Carrying Amount, loans acquired during the period		292	637
Carrying Amount, change due to payments/refinances	(20)	(302)	(212)
Carrying Amount, change due to loan charge-off			(32)
Carrying Amount	$ 363	$ 383	$ 393